Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance	$ 250,000	$ 250,000
Unrecognized tax benefits
Unrecognized tax benefits accrued for interest and penalties
Cash equivalents		0	$ 0
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	17,398,949	17,398,949
Underwriting fees	2,800,000	2,800,000
Deferred underwriting commission	5,775,000	5,775,000
Incentives to anchor investors	8,104,500	8,104,500
Other offering costs	719,449	$ 719,449
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred underwriting fee payable	4,042,500
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred underwriting fee payable	$ 1,732,500
Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class A common stock subject to possible redemption, outstanding (in Shares)	3,519,819	16,500,000	15,000,000
Common Class A Subject To Redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class A common stock subject to possible redemption, outstanding (in Shares)		16,500,000